Putnam Investments
100 Federal Street
Boston, MA 02110
April 1, 2020

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE:	Proxy Materials for Putnam AMT-Free Municipal Fund (the “Fund”), a series of Putnam Tax-Free Income
Trust (the “Trust”) (Reg. No. 002-98790) (811-04345) (the “Fund”)

Ladies and Gentlemen:

We are transmitting for filing via the EDGAR system preliminary proxy materials in connection with a special meeting of shareholders of the Fund to be held on June 24, 2020. Please contact the undersigned at (617) 760-0044 with any questions about the materials.

Very truly yours,

/s/ Caitlin E. Robinson, Esq
Counsel

cc:   James Thomas, Esq. Ropes & Gray LLP

       Timothy Cormier, Esq. Ropes & Gray LLP